Deferred taxes	12 Months Ended
Dec. 31, 2017
Deferred taxes
Deferred taxes

19. Deferred taxes

Deferred tax liabilities

	As at December 31,
Thousands of euros	2017	2016	2015
Deferred tax liabilities	—	—	24

Total	—	—	24

The variation in the deferred tax balances presented in the consolidated statement of financial position is as follows:

Thousands of euros	Intangible assets	Tax losses	Other	Total
Balance at January 1, 2015	(9,512)	9,512	(29)	(29)
Coretherapix acquisition	(1,532)	1,532	—	—
Recognized in income statement—continuing operations	2,362	(2,362)	5	5
Balance at December 31, 2015	(8,682)	8,682	(24)	(24)
Recognized in income statement—continuing operations	(2,283)	2,283	24	24
Balance at December 31, 2016	(10,965)	10,965	—	—
Recognized in income statement—continuing operations	5,028	(5,028)	—	—
Balance at December 31, 2017	(5,937)	5,937	—	—

In the context of the business combination with TiGenix SAU, the Group recognized a deferred tax liability of 12.3 million euros relating to the recognition of the intangible assets of TiGenix SAU at the acquisition date. At the same time (i.e., the acquisition date), a deferred tax asset was recognized for the tax losses carried forward of TiGenix SAU to the extent of the deferred tax liabilities recognized.

In the case of Coretherapix acquisition, the Group has recognized a deferred tax liability of 1.5 million euros relating to the recognition of the intangible assets of Coretherapix at the acquisition date. At the same time (i.e., the acquisition date), a deferred tax asset was recognized for the tax losses carried forward of Coretherapix to the extent of the deferred tax liabilities recognized. As a consequence of a change in accounting policy at statutory level (Coretherapix used to capitalized research and development cost related to its cardiac stem cell platform. TiGenix SAU did not capitalize these cost. To homogenize the accounting policies under Spanish GAAP, Coretherapix adapted this principle to the TiGenix’s one), there was an increase in the amount of tax losses; in 2016, the mentioned deferred tax liability raised to 4.3 million euros. This mainly explains the 2.3 million euros evolution of deferred tax assets during that period. At the end of 2017 and as a consequence of the impairment registered in this asset (see note 4), the deferred tax liability related to it has been reversed in an amount of 4.3 million euros.

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized, are attributable to the following:

	As at December 31,
Thousands of euros	2017	2016	2015
Unused tax losses	261,514	200,349	180,671
Unused tax credits	25,209	20,804	20,086
Notional interest deductions	642	1,748	3,033

Total	287,365	222,901	203,790

The tax losses do not have an expiration date. 35% of the unused tax credits will expire within a period of ten years. 62% of unused tax credits have an expiration date between ten and eighteen years. The remaining 3% do not have an expiration date. The notional interest deductions will expire within a period of one year.

Due to the losses of the Group, no income taxes were payable. On December 31, 2017 the Group had losses carried forward amounting to 261.5 million euros (2016: 200.3 million euros; 2015: 180.7 million euros), including a potential deferred tax asset of 65.4 million euros. On 22 December 2017, the Belgian Parliament has approved the Belgian tax reform bill. This bill has been published in the Belgian Official Gazette on 29 December 2017 and was signed by the Belgian King on 25 December 2017. As such, that the Belgian tax reform has been substantively enacted for IFRS (IAS 12) on 22 December 2017. Consequently, the deferred tax impact of the Belgian tax reform, which reduces the corporate income tax rate from 33.99% in 2017 to 29.58% in 2019 and 25% in 2020, must be recognized in the consolidated financial statements for the year ended 31 December 2017 for IFRS reporters. Because of this circumstance, the tax losses generated by TiGenix NV are considered at 25% for its inclusion in the potential deferred tax asset of the group previously described. In addition due to the uncertainty surrounding TiGenix’s ability to realize taxable profits in the near future, the Company did not recognize any deferred tax assets, except for the ones used to offset the deferred tax liabilities recognized as part of a past business combination, on its balance sheet.

In addition to tax losses, the Group has unused tax credits (2017: 25.2 million euros; 2016: 20.8 million euros; 2015: 20.1 million euros) and notional interest deductions (2017: 0.6 million euros; 2016: 1.7 million euros; 2015: 3.0 million euros) for which no deferred tax assets have been recognized.